Related party transactions - Summary of Compensation to the Members of the Board of Directors and the Executive Management Team (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Board of director [member]
Disclosure of compensation of key management personnel [line items]
Non-executive director's fees		€ 130	€ 210
Share-based compensation	[1]	39	113
Total compensation		169	323
Executive management [member]
Disclosure of compensation of key management personnel [line items]
Executive Management fees		634	662
Short-term employee benefits		696	1,767
Share-based compensation	[1]	299	662
Total compensation		€ 1,629	€ 3,091

[1]	There have been no new issuance of warrants during the first semester of 2023 but the Group recognized vesting costs in continuity with previous warrants plans and taking into account the warrants granted during the six-month period ended June 30, 2023.